Property and Equipment, net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
Property and equipment	$ 171,656			$ 171,656		$ 31,405	$ 115,520
Depreciation expense	3,900	$ 1,400	$ 400	7,000	$ 2,500	1,200	6,200
Cost of Revenues
Property, Plant and Equipment [Line Items]
Depreciation expense	2,800	1,100	300	5,600	2,000	900	5,300
Operating Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	1,100	$ 300	$ 100	1,400	$ 500	300	900
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 49,027			$ 49,027		$ 2,541	$ 27,891